Other investments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of investments other than investments accounted for using equity method [Abstract]
Disclosure of investments other than investments accounted for using equity method	The details of such investments as of March 31, 2024 and 2023 are as follows:
	As of March 31, 2024						As of March 31, 2023
	Cost/ Amortized Cost		Unrealized gain/(loss)		Fair value/ amortized cost		Cost/ Amortized Cost		Unrealized gain/(loss)		Fair value/ amortized cost
Current portion
In units of mutual funds	Rs.	37,943	Rs.	2,654	Rs.	40,597	Rs.	37,635	Rs.	545	Rs.	38,180
In term deposits with banks		30,313		-		30,313		11,524		-		11,524
In bonds		974		-		974		2,893		-		2,893
In market linked debentures		-		-		-		1,000		(6)		994
In commercial paper		2,312		-		2,312		2,328		-		2,328
In equity securities		174		(38)		136		214		(144)		70
Others		31		-		31		29		-		29
	Rs.	71,747	Rs.	2,616	Rs.	74,363	Rs.	55,623	Rs.	395	Rs.	56,018
Non-current portion
In equity securities (1)	Rs.	2,700	Rs.	(2,451)	Rs.	249	Rs.	2,701	Rs.	(2,419)	Rs.	282
In limited liability partnership firm		797		(153)		644		400		(22)		378
Others		166		-		166		-		-		-
	Rs.	3,663	Rs.	(2,604)	Rs.	1,059	Rs.	3,101	Rs.	(2441)	Rs.	660

(1)
Primarily represents the investment in shares of Curis, Inc. The cost of acquisition was Rs.2,699. As of March 31, 2024 and 2023, the Company has recognized an unrealized loss of Rs.2,451 and Rs.2,431, respectively, in the OCI for the fair value changes

For the purpose of measurement, the aforesaid investments are classified as follows
:

Investments in units of mutual funds	Fair value through profit and loss
Investments in bonds, commercial paper, term deposits with banks and current portion of O thers	Amortized cost
Investments in equity securities (Current portion)	Fair value through profit and loss
Investments in equity securities ( Non-current portion)	Fair value through other comprehensive income (on account of irrevocable option elected at time of transition)
Investment in limited liability partnership firm and Non-current portion of O thers	Fair value through profit and loss
Investment in market linked debentures	Fair value through other comprehensive income